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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 1999.
                                                        --------------

-------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
-------------------------------------------------------------------------------

If amended report check here: [ ]

     Marshfield Associates
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 Dupont Circle NW                             Washington DC         20036
-------------------------------------------------------------------------------
Business Address    (Street)       (City)         (State)             (Zip)

Christopher M. Niemczewski         (202) 828-6228      Managing Director
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
-------------------------------------------------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
              VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a)
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Washington and State of DC on the 26 day of August 1999.

                                               Marshfield Associates
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)

                                                     /s/ C.M.N.
                                     ------------------------------------------
                                         (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                        13F File No.:
-------------------------------------------  ------------
1.
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2.
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3.
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4.
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5.
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6.
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7.
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8.
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9.
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10.
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

                                                                 SEC 1685 (5/91)

                             Marshfield Associates
                                    FORM 13F
                                 June 30, 1999

                                                                                  VALUE           SHARES/
    NAME OF ISSUER                                  CUSIP                         (X$1000)        PRN AMT        SOLE
    ------------------------------                  ---------                     --------        --------       --------
    A C Neilsen Corp                                004833109                        27937         923532         923532
    AT & T Corp                                     001957109                          470           8426           8426
    Abbott Laboratories                             002824100                         1179          25987          25987
    Albertsons                                      013104104                          245           4758           4758
    American Express Company                        025816109                        16324         125448         125448
    American Home Products Corpora                  026609107                         1914          33361          33361
    American International Group                    026874107                         1509          12873          12873
    Ameritech Corporation                           030954101                          762          10363          10363
    Anheuser-Busch Companies, Inc.                  035229103                          942          13280          13280
    Avon Products, Inc.                             054303102                        10121         182364         182364
    BP Amoco Plc - ADR                                                                 398           3666           3666
    Bank One Corp                                   059438101                          287           4815           4815
    Bank of America Corp                            066050105                          450           6134           6134
    Bank of Boston Corporation                      060716107                          111           2170           2170
    Bell Atlantic Corporation                       077853109                          937          14328          14328
    BellSouth Corporation                           079860102                          311           6748           6748
    Berkley W.R. Corp                               084423102                        11187         447489         447489
    Berkshire Hathaway Class A                      084670108                        21979            319            319
    Berkshire Hathaway Class B                      084670207                        12746           5690           5690
    Bestfoods                                       126149103                          799          16133          16133
    Boeing Company, The                             097023105                          221           5020           5020
    Bristol Myers-Squibb                            110122108                         1687          23954          23954
    Burlington Northern Santa Fe C                  12189T104                           37           1200           1200
    C S X Corporation                               126408103                          270           5940           5940
    CCC Information Services                        12487Q109                        19400        1506815        1506815
    Chase Manhattan Bank                            16161A108                          277           3200           3200
    Chevron Corporation                             166751107                          493           5184           5184
    Chubb Corp                                      171232101                          281           4036           4036
    Citigroup                                       132187105                        10866         228752         228752
    Coca-Cola Company                               191216100                         1740          28065          28065
    Colgate-Palmolive Company                       194162103                          522           5300           5300
    Disney (Walt) Company                           254687106                        11137         361453         361453
    Dover Corp.                                     260003108                         8970         256300         256300
    Du Pont de Nemours & Company                    263534109                          490           7172           7172
    Electronic Data Systems Corp N                  285661104                          221           3900           3900
    Eli Lilly                                       532457108                          446           6232           6232
    Emerson Electric Co.                            291011104                          748          11878          11878
    Enron Corporation                               293561106                          801           9800           9800
    Estee Lauder                                    518439104                          471           9400           9400
    Exxon Corporation                               302290101                         2148          27851          27851
    Family Dollar Stores Inc                        307000109                          403          16800          16800
    Federal Home Loan Mortgage Cor                  313400301                        18257         314772         314772
    Federal National Mortgage Asso                  313586109                        11970         175389         175389
    Fleet Financial Group, Inc                      338915101                          183           4124           4124
    G T E Corporation                               362320103                          406           5379           5379
    Gannett Inc.                                    364730101                        15203         212999         212999
    General Electric Company                        369604103                        21413         189497         189497
    Georgia-Pacific Group                           373298108                          497          10499          10499
    Gillette Company, The                           375766102                         2000          48783          48783
    Great Lakes Chemical                            390568103                         2027          44016          44016
    H & R Block                                     093671105                         2775          55508          55508
    Heineken Holdings Cl A                                                            1287          34198          34198
    Heinz (H.J.) Company                            423074103                         1570          31327          31327
    Hewlett Packard                                 428236103                          828           8240           8240
    Intel Corp                                      458140100                         2120          35627          35627
    Intl Business Machines Corpora                  459200101                         1097           8484           8484
    Johnson & Johnson                               478160104                        30328         309466         309466
    Keycorp                                         493267108                          225           7000           7000
    Leucadia National Corporation                   527288104                        20317         800654         800654

                                                                                  VALUE           SHARES/
    NAME OF ISSUER                                  CUSIP                         (X$1000)        PRN AMT        SOLE
    ------------------------------                  ---------                     --------        --------       --------


    Lindt & Sprungli                                                                   254             98             98
    Lucent Technologies                             549463107                         1551          22994          22994
    MCI Worldcom, Inc.                              55268B106                          420           4875           4875
    Markel Corp                                     570535104                         8926          47730          47730
    Mattel, Inc                                     577081102                        24707         945734         945734
    May Dept Stores                                 577778103                           13            309            309
    Mc Donald's Corporation                         580135101                        23974         582957         582957
    Merck & Co., Inc.                               589331107                         4726          64192          64192
    Microsoft Corporation                           594918104                         3886          43088          43088
    Minnesota Mining & Manufacturi                  604059105                         2391          27499          27499
    Mobil Corporation                               607059102                         1324          13406          13406
    Monsanto Company                                611662107                           46           1153           1153
    Morgan (J.P.) & Co. Inc                         616880100                          801           5700           5700
    Morgan Stanley Dean Witter & C                  24240V101                        24485         238585         238585
    Murphy Oil Corp.                                626717102                          200           4100           4100
    Nestle ADR (Regular Shares)                     641069406                          986          10923          10923
    Nestle Ltd. (Registered)                                                           414            230            230
    Nike Inc Cl B                                   654106103                        42156         665178         665178
    Norfolk Southern Corporation                    655844108                          365          12132          12132
    PepsiCo, Inc.                                   713448108                        24520         633806         633806
    Pfizer Inc.                                     717081103                         1251          11481          11481
    Philip Morris Companies Inc.                    718154107                          587          14599          14599
    Procter & Gamble Company, The                   742718109                         3815          42749          42749
    Roper Industries Inc                            776696106                         9277         289910         289910
    SLM Holding Corp                                863871505                        18030         393550         393550
    Sabre Group Holdings Inc Cl A                   785905100                        48171         700667         700667
    Schering-Plough Corp.                           806605101                          902          17180          17180
    Schlumberger Limited                            806857108                         1286          20200          20200
    Servicemaster Ltd Partnership                   81760N109                           63           3375           3375
    St. Paul Companies                              792860108                         2311          72632          72632
    Student Loan Corp                               863902102                         5380         120900         120900
    Texaco Inc.                                     881694103                          214           3437           3437
    Tricon Global Restaurants                       895953107                        43060         795559         795559
    Wachovia Corp                                   929771103                          717           8377           8377
    Wal-Mart Stores, Inc.                           931142103                          242           5008           5008
    Warner-Lambert Company                          934488107                          900          13020          13020
    Washington Gas Light Company                    938837101                          290          11154          11154
    Wells Fargo & Company                           949740104                        28310         662219         662219
    White Mountains Insurance Grou                                                   33517         237706         237706
    Worthington Industries                          981811102                          261          15850          15850
    REPORT SUMMARY                                  DATA RECORDS                    669466

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